SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
December 31, 2012

(amounts in thousands)	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Uncollectible accounts written off, net of recoveries	Balance at end of year
Year ended December 31, 2012
Allowance for doubtful accounts and sales allowances	$3,883	$778	$—	$(1,077)	$3,584
Year ended December 31, 2011
Allowance for doubtful accounts and sales allowances	$5,294	$1,501	$(24)	$(2,888)	$3,883
Year ended December 31, 2010
Allowance for doubtful accounts and sales allowances	$5,467	$3,193	$(43)	$(3,323)	$5,294
See accompanying report of independent registered public accounting firm.